Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000255373 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000255373 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000255373 | WEBS2840215CLS
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000255373 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255373 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000255373 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000255373 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000255375 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000255375 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000255375 | WEBSBDQYP67CLS
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000255375 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255375 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000255375 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000255375 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000259001 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000259001 | 81369Y506
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000259001 | WEBS2402466WFB
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000259001 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000259001 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000259001 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000259001 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000258997 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000258997 | 81369Y100
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000258997 | WEBS2436841CLS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000258997 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000258997 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000258997 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000258997 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000259003 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000259003 | 81369Y704
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000259003 | WEBS2502139CF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000259003 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259003 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000259003 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000259003 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000258999 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000258999 | 81369Y407
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000258999 | WEBS2424341CLS
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000258999 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000258999 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000258999 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000258999 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000259005 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259005 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000259005 | 81369Y308
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000259005 | WEBS2369389CF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259005 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000259005 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000259005 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000259005 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258998 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000258998 | 81369Y209
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000258998 | WEBS2371823CLS
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000258998 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000258998 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000258998 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000258998 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000259002 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000259002 | 81369Y605
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000259002 | WEBS2364038CF
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000259002 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259002 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000259002 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000259002 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000259004 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000259004 | 81369Y803
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000259004 | WEBS2369709WFB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259004 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259004 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000259004 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000259004 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259000 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000259000 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000259000 | 81369Y852
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000259000 | WEBSBFXHC51CF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259000 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259000 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000259000 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000259000 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259007 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000259007 | 81369Y886
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000259007 | WEBS2371812WFB
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259007 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259007 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000259007 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000259007 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259006 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000259006 | 81369Y860
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000259006 | WEBSBYZ65Y9WFB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259006 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000259006 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000259006 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000259006 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	5.70%